SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Right-of-use Assets And Operating Liabilities
Amortization charge of right-of-use assets	$ 242,647	$ 1,895,294	$ 1,895,294	$ 2,350,116
ROU assets obtained in exchange for operating lease liabilities				5,527,942
Interest of lease liabilities	17,834	139,296	232,002	82,200
Cash paid for operating leases	$ 261,688	$ 2,044,020	$ 2,044,020	$ 2,535,360